Investment in Marketable Debt Securities (Tables)	12 Months Ended
Mar. 31, 2025
Investment in Marketable Debt Securities [Abstract]
Schedule of Allowance for Credit Losses, Gross Unrealized Gains and Losses and Fair Value of Investment in Marketable Debt Securities

At March 31, 2024 and 2025, the cost, net of allowance for credit losses, gross unrealized gains and losses and fair value of investment in marketable debt securities were as follow:

March 31, 2024	Cost	Gross Unrealized Gains, before tax	Gross Unrealized Losses, before tax	Allowance for Credit Losses	Fair Value
	USD	USD	USD	USD	USD
Corporate Bonds	198,916	—	—	(196,641)	2,275
Total Investments	198,916	—	—	(196,641)	2,275

March 31, 2025	Cost	Gross Unrealized Gains, before tax	Gross Unrealized Losses, before tax	Allowance for Credit Losses	Fair Value
	USD	USD	USD	USD	USD
Corporate Bonds	198,916	—	—	(196,696)	2,220
Total Investments	198,916	—	—	(196,696)	2,220

Schedule of Changes in Allowance for Credit Losses on Available for Sale Fixed Maturity Securities

The following table presents a rollforward of the changes in allowance for credit losses on available for sale fixed maturity securities by major investment category:

Years ending March 31,	2024 Total
USD
Balance, beginning of year	154,350
Additions:
Securities for which allowance for credit losses were not previously recorded	42,291
Balance, end of year	196,641
Years ending March 31,	2025 Total
USD
Balance, beginning of year	196,641
Additions:
Securities for which allowance for credit losses were not previously recorded	55
Balance, end of year	196,696